SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Federal depository insurance coverage		$ 250,000
Unrecognized tax benefits	$ 0	0
Accrued interest and penalties	$ 0	$ 0
Class A ordinary shares
Shares subject to possible redemption	39,348,103	39,461,012